SHARE-BASED COMPENSATION - Outstanding Number of PSUs and RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	291,323	284,799
Granted (in shares)	59,082	143,537
Vested (in shares)	(88,189)	(124,043)
Forfeited (in shares)	(13,304)	(12,970)
Number of other equity instruments outstanding at end of period (shares)	248,912	291,323
PSU Awards
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	154,379	140,205
Granted (in shares)	40,885	58,381
Vested (in shares)	(33,924)	(36,090)
Forfeited (in shares)	(3,961)	(8,117)
Number of other equity instruments outstanding at end of period (shares)	157,379	154,379
RSU Awards
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	73,245	87,189
Granted (in shares)	15,401	21,939
Vested (in shares)	(29,550)	(32,339)
Forfeited (in shares)	(2,241)	(3,544)
Number of other equity instruments outstanding at end of period (shares)	56,855	73,245
Other Awards
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	63,699	57,405
Granted (in shares)	2,796	63,217
Vested (in shares)	(24,715)	(55,614)
Forfeited (in shares)	(7,102)	(1,309)
Number of other equity instruments outstanding at end of period (shares)	34,678	63,699